BNY Mellon Asset Allocation Fund
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Asset-Backed Securities — .3%
Asset-Backed Certificates — .3%
BHG Owner Loan Trust, Ser. 2026-1CON, Cl. A(a)	4.81	6/17/2036	187,000	186,445
Castlelake Aircraft Structured Trust, Ser. 2026-2A, Cl. A(a)	5.33	4/15/2051	245,547	243,805
DB Master Finance LLC, Ser. 2026-1A, Cl. A2I(a)	5.20	5/20/2056	83,059	83,370
GreenSky Home Improvement Issuer Trust, Ser. 2026-REV1, Cl. A(a)	4.93	5/15/2041	100,000	100,477
Mtp Abs Funding LLC, Ser. 2026-1A, Cl. A2(a)	5.20	4/25/2056	268,158	267,481
Store Master Funding I-VII XIV XIX XX XXII XXIV XXXIV XXXVII XXXVIII, Ser. 2026-1A, Cl. A1(a)	5.22	6/20/2056	146,678	146,917
Triton Container Finance IX LLC, Ser. 2026-1A, Cl. A(a)	5.26	5/20/2051	250,000	249,593
Total Asset-Backed Securities (cost $1,279,722)				1,278,088
Collateralized Loan Obligations — .1%
Collateralized Loan Obligations Debt — .1%
PFP Ltd., Ser. 2026-14, Cl. A, (1 Month TSFR +1.32%)(a),(b)	4.97	12/18/2043	114,286	114,572
RIN XV LLC, Ser. 2026-2A, Cl. A1, (3 Month TSFR +1.32%)(a),(b),(c)	1.32	7/15/2039	250,000	250,062
Total Collateralized Loan Obligations (cost $364,286)				364,634
Commercial Mortgage-Backed — .2%
Commercial Mortgage Pass-Through Certificates — .2%
A&D Mortgage Trust, Ser. 2026-NQM3, Cl. A1(a)	5.08	4/25/2071	213,923	212,908
A&D Mortgage Trust, Ser. 2026-NQM4, Cl. A1(a)	5.57	6/25/2071	115,714	116,010
Brean Asset Backed Securities Trust, Ser. 2026-RM16, Cl. A1(a)	4.25	5/25/2066	200,000	190,539
Cross Mortgage Trust, Ser. 2026-NQM5, Cl. A1(a)	5.09	3/25/2071	99,422	99,055
NYMT Loan Trust, Ser. 2026-INV3, Cl. A1(a)	5.31	6/27/2061	200,000	200,077
OBX Trust, Ser. 2026-NQM6, Cl. A1(a)	5.06	4/26/2066	98,595	98,244
Santander Mortgage Asset Receivable Trust, Ser. 2026-NQM4, Cl. A1(a)	5.49	5/25/2066	101,873	101,954
Total Commercial Mortgage-Backed (cost $1,020,004)				1,018,787
Corporate Bonds and Notes — 6.1%
Aerospace & Defense — .1%
The Boeing Company, Sr. Unscd. Notes	3.63	2/1/2031	315,000	300,376
The Boeing Company, Sr. Unscd. Notes	6.53	5/1/2034	250,000	272,998
				573,374
Airlines — .0%
American Airlines Pass-Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	172,780	170,450
Automobiles & Components — .1%
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.10	1/12/2032	485,000	439,386
Banks — 2.2%
Bank of America Corp., Jr. Sub. Notes, Ser. TT(d)	6.13	4/27/2027	570,000	576,337
Bank of America Corp., Sr. Unscd. Notes	4.48	4/23/2030	326,000	324,604
Bank of America Corp., Sub. Notes	5.49	4/23/2037	808,000	804,595
Barclays PLC, Sr. Unscd. Notes	7.44	11/2/2033	480,000	537,112
Canadian Imperial Bank of Commerce, Jr. Sub. Notes	6.50	7/28/2086	200,000	199,866
Citigroup, Inc., Sub. Notes	6.17	5/25/2034	615,000	643,877
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.72	7/23/2032	485,000	498,369
Deutsche Bank AG, Sr. Notes	5.30	5/9/2031	570,000	575,441
HSBC Holdings PLC, Sr. Unscd. Notes(e)	6.25	3/9/2034	525,000	558,948
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. OO(d)	6.50	4/1/2030	190,000	194,874

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 6.1% (continued)
Banks — 2.2% (continued)
JPMorgan Chase & Co., Sr. Unscd. Notes	4.41	4/23/2030	327,000	325,310
JPMorgan Chase & Co., Sr. Unscd. Notes	5.15	4/23/2037	500,000	497,134
Morgan Stanley, Sr. Unscd. Notes	4.81	4/16/2032	403,000	401,373
Morgan Stanley, Sr. Unscd. Notes	5.59	1/18/2036	510,000	523,083
NatWest Group PLC, Sr. Unscd. Notes	5.08	1/27/2030	535,000	539,988
Royal Bank of Canada, Jr. Sub. Notes	6.50	5/24/2086	200,000	197,858
Santander Holdings USA, Inc., Sr. Unscd. Bonds(e)	7.66	11/9/2031	450,000	495,260
Societe Generale SA, Sr. Notes(a)	6.69	1/10/2034	525,000	563,404
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	225,000	246,147
US Bank NA, Sr. Unscd. Notes	4.54	5/20/2029	300,000	300,141
Wells Fargo & Co., Sr. Unscd. Notes	4.58	5/20/2029	320,000	319,910
Wells Fargo & Co., Sr. Unscd. Notes	4.84	5/20/2032	400,000	399,756
Wells Fargo & Co., Sr. Unscd. Notes	5.24	1/24/2031	560,000	569,640
				10,293,027
Beverage Products — .1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.90	2/1/2046	410,000	375,205
Consumer Discretionary — .1%
Las Vegas Sands Corp., Sr. Unscd. Notes	6.20	8/15/2034	155,000	160,366
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes(e)	5.38	1/15/2036	160,000	159,217
				319,583
Diversified Financials — .4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	6.95	3/10/2055	220,000	228,091
Aircastle Ltd., Gtd. Notes(a)	2.85	1/26/2028	300,000	291,128
Apollo Debt Solutions BDC, Sr. Unscd. Notes	6.70	7/29/2031	325,000	332,645
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	205,000	196,164
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.35	3/12/2031	150,000	144,793
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	235,000	221,901
CDP Financial, Inc., Gtd. Notes(a)	4.88	6/5/2029	150,000	152,925
Ontario Teachers’ Finance Trust, Gtd. Notes(a)	2.00	4/16/2031	200,000	180,144
Ontario Teachers’ Finance Trust, Gtd. Notes(a)	4.63	4/10/2029	150,000	151,760
				1,899,551
Electronic Components — .1%
Jabil, Inc., Sr. Unscd. Notes	3.60	1/15/2030	360,000	345,392
Energy — .4%
Cheniere Energy Partners LP, Gtd. Notes(a)	5.35	11/30/2036	42,000	42,019
Coterra Energy, Inc., Sr. Unscd. Notes	5.90	2/15/2055	165,000	162,582
Diamondback Energy, Inc., Gtd. Notes(e)	3.13	3/24/2031	315,000	295,180
Energy Transfer LP, Sr. Unscd. Notes	5.55	5/15/2034	265,000	270,966
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	200,000	206,181
Kinder Morgan, Inc., Gtd. Notes	5.20	6/1/2033	360,000	366,423
Targa Resources Corp., Gtd. Notes	5.50	2/15/2035	250,000	254,209
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.00	1/15/2028	185,000	185,023
				1,782,583
Food Products — .1%
The Kroger Company, Sr. Unscd. Notes(e)	1.70	1/15/2031	430,000	378,131
Health Care — .5%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	395,000	379,381
Amgen, Inc., Sr. Unscd. Notes	5.60	3/2/2043	390,000	387,301
Amgen, Inc., Sr. Unscd. Notes	5.65	6/15/2042	80,000	79,957

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 6.1% (continued)
Health Care — .5% (continued)
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	480,000	448,458
HCA, Inc., Gtd. Notes	5.75	3/1/2035	340,000	350,050
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.65	5/19/2030	430,000	432,438
UnitedHealth Group Inc., Sr. Unscd. Notes(e)	5.95	6/15/2055	100,000	102,579
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.95	1/15/2032	350,000	353,280
				2,533,444
Information Technology — .2%
Oracle Corp., Sr. Unscd. Notes	3.90	5/15/2035	470,000	404,636
Oracle Corp., Sr. Unscd. Notes	6.55	2/4/2046	250,000	241,198
ServiceNow, Inc., Sr. Unscd. Notes	5.40	5/15/2036	82,000	82,648
Synopsys, Inc., Sr. Unscd. Notes	5.00	4/1/2032	405,000	407,618
				1,136,100
Insurance — .1%
Corebridge Financial, Inc., Jr. Sub. Notes	6.38	9/15/2054	125,000	124,771
Liberty Mutual Group, Inc., Gtd. Notes(a)	5.25	5/1/2036	64,000	63,260
Lincoln Financial Global Funding, Scd. Notes(a)	4.95	5/21/2031	69,000	68,855
Prudential Financial, Inc., Sr. Unscd. Notes(e)	4.35	2/25/2050	480,000	390,823
				647,709
Internet Software & Services — .1%
Amazon.com, Inc., Sr. Unscd. Notes	1.65	5/12/2028	245,000	233,976
Meta Platforms, Inc., Sr. Unscd. Notes	4.45	8/15/2052	505,000	396,451
Meta Platforms, Inc., Sr. Unscd. Notes	5.25	5/15/2036	120,000	119,945
				750,372
Metals & Mining — .1%
Nucor Corp., Sr. Unscd. Notes	3.13	4/1/2032	360,000	332,796
Real Estate — .3%
American Homes 4 Rent LP, Sr. Unscd. Notes	5.50	2/1/2034	250,000	253,924
CBRE Services, Inc., Gtd. Notes	5.25	6/1/2036	278,000	273,841
Cousins Properties LP, Gtd. Notes	4.88	3/1/2033	250,000	243,555
CubeSmart LP, Gtd. Notes	5.13	11/1/2035	250,000	247,913
Kilroy Realty LP, Gtd. Notes	5.88	10/15/2035	150,000	147,145
Sabra Health Care LP, Gtd. Notes	3.20	12/1/2031	200,000	181,947
Ventas Realty LP, Gtd. Notes	5.63	7/1/2034	250,000	258,337
				1,606,662
Retailing — .1%
The Home Depot, Inc., Sr. Unscd. Notes	1.38	3/15/2031	370,000	320,696
Semiconductors & Semiconductor Equipment — .3%
Broadcom, Inc., Gtd. Notes	2.45	2/15/2031	265,000	240,735
Broadcom, Inc., Sr. Unscd. Notes(a)	3.19	11/15/2036	395,000	330,578
Foundry JV Holdco LLC, Sr. Scd. Notes(a)	5.88	1/25/2034	350,000	355,103
Intel Corp., Sr. Unscd. Notes(e)	5.60	2/21/2054	370,000	349,055
				1,275,471
Telecommunication Services — .3%
AT&T, Inc., Sr. Unscd. Notes	4.55	3/9/2049	745,000	604,166
T-Mobile USA, Inc., Gtd. Notes	3.00	2/15/2041	255,000	189,602
Verizon Communications, Inc., Jr. Sub. Notes	6.20	5/14/2056	26,000	26,405
Verizon Communications, Inc., Sr. Unscd. Notes	2.99	10/30/2056	680,000	404,510
				1,224,683
Utilities — .5%
Ameren Corp., Sr. Unscd. Notes	5.00	5/15/2036	200,000	195,715

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 6.1% (continued)
Utilities — .5% (continued)
American Electric Power Co., Inc., Jr. Sub. Notes, Ser. D	6.05	3/15/2056	160,000	158,745
CMS Energy Corp., Jr. Sub. Notes	6.50	6/1/2055	155,000	159,435
Constellation Energy Generation LLC, Sr. Unscd. Notes	5.88	1/15/2066	165,000	160,909
Consumers Energy Co., First Mortgage Bonds	5.13	5/1/2036	200,000	200,169
DTE Electric Co., First Mortgage Bonds, Ser. B	5.55	3/1/2056	125,000	121,971
Duke Energy Corp., Sr. Unscd. Notes	5.70	9/15/2055	150,000	144,024
Electricite de France SA, Sr. Unscd. Notes(a)	6.13	4/22/2056	200,000	197,855
Exelon Corp., Jr. Sub. Notes	6.50	3/15/2055	155,000	160,552
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.70	9/1/2054	285,000	293,710
Pacific Gas and Electric Co., First Mortgage Bonds	5.20	5/1/2036	150,000	146,359
Pacific Gas and Electric Co., First Mortgage Bonds	6.00	5/1/2056	165,000	158,655
Sierra Pacific Power Co., Jr. Sub. Notes	6.38	9/15/2056	150,000	149,905
Southern Co. Gas Capital Corp., Gtd. Notes	6.05	9/15/2056	53,000	53,271
				2,301,275
Total Corporate Bonds and Notes (cost $29,128,986)				28,705,890

	Shares
Equity Securities - Common Stocks — 46.4%
Advertising — .0%
Omnicom Group, Inc.	1,615	117,427
The Trade Desk, Inc., Cl. A(f)	4,954	106,808
		224,235
Aerospace & Defense — 1.0%
General Electric Co.	3,973	1,286,299
Howmet Aerospace, Inc.	2,805	724,391
L3Harris Technologies, Inc.	334	105,270
Lockheed Martin Corp.	929	492,788
Northrop Grumman Corp.	452	254,783
RTX Corp.	3,989	716,664
The Boeing Company(f)	2,475	572,096
TransDigm Group, Inc.	269	338,488
		4,490,779
Agriculture — .3%
Altria Group, Inc.	4,051	281,869
Archer-Daniels-Midland Co.	1,875	149,587
Philip Morris International, Inc.	6,614	1,173,191
		1,604,647
Airlines — .1%
Delta Air Lines, Inc.	4,300	354,664
Southwest Airlines Co.	1,565	67,217
		421,881
Automobiles & Components — 1.1%
Aptiv PLC(f)	1,010	68,619
Ford Motor Co.	21,445	374,001
General Motors Co.	3,225	268,449
PACCAR, Inc.	3,442	379,894
Tesla, Inc.(f)	9,311	4,057,641
		5,148,604
Banks — 2.2%
Bank of America Corp.	30,103	1,553,315

Description	Shares	Value ($)
Equity Securities - Common Stocks — 46.4% (continued)
Banks — 2.2% (continued)
Citigroup, Inc.	5,676	714,609
Citizens Financial Group, Inc.	3,815	237,522
Fifth Third Bancorp	3,280	163,770
Huntington Bancshares, Inc.	9,280	151,821
JPMorgan Chase & Co.	9,333	2,793,460
KeyCorp	8,355	178,212
M&T Bank Corp.	821	177,426
Morgan Stanley	5,511	1,146,288
Regions Financial Corp.	10,080	282,240
State Street Corp.	1,985	308,945
The Goldman Sachs Group, Inc.	1,394	1,429,631
The PNC Financial Services Group, Inc.	1,291	285,466
Wells Fargo & Co.	10,754	833,865
		10,256,570
Beverage Products — .4%
Keurig Dr. Pepper, Inc.	1,095	32,883
Molson Coors Beverage Co., Cl. B	2,085	82,420
Monster Beverage Corp.(f)	6,048	532,708
PepsiCo, Inc.	4,035	581,806
The Coca-Cola Company	10,293	813,250
		2,043,067
Building Materials — .3%
Carrier Global Corp.	4,240	270,809
Johnson Controls International PLC	2,587	346,813
Trane Technologies PLC	1,257	567,284
Vulcan Materials Co.	548	155,040
		1,339,946
Chemicals — .5%
Air Products and Chemicals, Inc.	302	84,143
Albemarle Corp.	950	167,599
CF Industries Holdings, Inc.	915	102,800
Dow, Inc.	9,205	310,669
DuPont de Nemours, Inc.	850	41,157
Ecolab, Inc.	617	157,952
Linde PLC	1,835	913,261
LyondellBasell Industries NV, Cl. A	3,280	218,612
The Mosaic Company	4,590	109,701
The Sherwin-Williams Company	814	247,326
		2,353,220
Commercial & Professional Services — .7%
Automatic Data Processing, Inc.	1,844	409,073
Block, Inc.(f)	1,192	90,258
Cintas Corp.	1,820	311,693
Equifax, Inc.	579	95,993
Moody’s Corp.	675	305,944
Quanta Services, Inc.	1,255	893,221
S&P Global, Inc.	1,736	736,064
United Rentals, Inc.	542	539,653
		3,381,899
Consumer Discretionary — .6%
Carnival Corp. Ltd.	7,455	209,187

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 46.4% (continued)
Consumer Discretionary — .6% (continued)
Copart, Inc.(f)	4,406	144,385
D.R. Horton, Inc.	1,885	277,265
Fastenal Co.	6,130	270,946
Hasbro, Inc.	1,515	130,548
Hilton Worldwide Holdings, Inc.	1,111	364,030
Las Vegas Sands Corp.	1,670	84,452
Lennar Corp., Cl. A	1,475	132,425
Live Nation Entertainment, Inc.(f)	1,050	176,830
Marriott International, Inc., Cl. A	1,160	435,696
MGM Resorts International(f)	490	21,398
Norwegian Cruise Line Holdings Ltd.(f)	9,620	176,431
Royal Caribbean Cruises Ltd.	930	264,706
		2,688,299
Consumer Durables & Apparel — .1%
Deckers Outdoor Corp.(f)	57	6,489
Tapestry, Inc.	2,810	408,743
		415,232
Consumer Staples — .3%
Church & Dwight Co., Inc.	1,145	109,496
Colgate-Palmolive Co.	1,890	170,346
Kenvue, Inc.	7,970	137,722
Kimberly-Clark Corp.	1,364	133,126
The Estee Lauder Companies, Inc., Cl. A	810	72,049
The Procter & Gamble Company	7,060	1,013,534
		1,636,273
Diversified Financials — 1.5%
American Express Co.	3,058	967,765
BlackRock, Inc.	555	581,018
Capital One Financial Corp.	2,688	505,156
Cboe Global Markets, Inc.	152	50,701
CME Group, Inc.	1,155	315,939
Franklin Resources, Inc.	6,905	214,193
Intercontinental Exchange, Inc.	2,071	306,197
Invesco Ltd.	7,075	201,355
Mastercard, Inc., Cl. A	2,909	1,436,988
T. Rowe Price Group, Inc.	1,234	128,990
The Charles Schwab Corp.	3,645	318,391
Visa, Inc., Cl. A	6,310	2,059,332
		7,086,025
Electronic Components — .6%
AMETEK, Inc.	1,075	242,789
Amphenol Corp., Cl. A	4,707	700,213
Coherent Corp.(f)	470	169,891
Eaton Corp. PLC	1,626	651,376
Emerson Electric Co.	2,626	377,671
Garmin Ltd.	319	74,621
Honeywell International, Inc.	1,169	278,058
Keysight Technologies, Inc.(f)	945	319,722
TE Connectivity PLC	1,078	230,056
		3,044,397

Description	Shares	Value ($)
Equity Securities - Common Stocks — 46.4% (continued)
Energy — 1.6%
APA Corp.	3,640	132,605
Baker Hughes Co.	3,415	218,150
Chevron Corp.	5,050	921,423
ConocoPhillips	7,683	875,708
Devon Energy Corp.	5,268	234,373
Diamondback Energy, Inc.	1,550	296,794
EOG Resources, Inc.	3,688	491,905
EQT Corp.	1,320	72,508
Exxon Mobil Corp.	12,565	1,825,192
First Solar, Inc.(f)	437	134,067
Halliburton Co.	3,680	142,968
Kinder Morgan, Inc.	5,102	158,570
Marathon Petroleum Corp.	1,585	394,301
Occidental Petroleum Corp.	2,750	155,733
ONEOK, Inc.	1,930	162,004
Phillips 66	1,441	253,443
SLB Ltd.	6,165	336,301
The Williams Companies, Inc.	3,810	271,996
Valero Energy Corp.	1,086	265,875
		7,343,916
Environmental Control — .1%
Veralto Corp.	1,088	89,466
Waste Management, Inc.	1,115	235,778
		325,244
Food Products — .2%
McCormick & Co., Inc.	155	7,342
Mondelez International, Inc., Cl. A	900	55,053
The Campbell’s Company	26,765	565,009
The Hershey Company	673	130,582
The Kraft Heinz Company	3,135	75,272
The Kroger Company	3,210	199,502
		1,032,760
Forest Products & Paper — .0%
International Paper Co.	2,990	100,075
Health Care — 3.8%
Abbott Laboratories	1,715	146,804
AbbVie, Inc.	5,997	1,305,667
Agilent Technologies, Inc.	2,609	353,598
Align Technology, Inc.(f)	439	76,803
Amgen, Inc.	2,269	764,177
Baxter International, Inc.	10,335	194,091
Biogen, Inc.(f)	734	143,864
Boston Scientific Corp.(f)	5,840	282,130
Cardinal Health, Inc.	1,737	341,842
Centene Corp.(f)	2,240	133,504
Corteva, Inc.	2,493	195,152
CVS Health Corp.	3,820	347,544
Danaher Corp.	3,264	596,235
Dexcom, Inc.(f)	980	72,265
Edwards Lifesciences Corp.(f)	171	14,786
Elevance Health, Inc.	574	225,691

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 46.4% (continued)
Health Care — 3.8% (continued)
Eli Lilly & Co.	2,732	3,018,860
GE HealthCare Technologies, Inc.	1,615	100,679
Gilead Sciences, Inc.	2,835	381,109
HCA Healthcare, Inc.	1,032	390,653
Humana, Inc.	185	56,503
IDEXX Laboratories, Inc.(f)	587	330,792
Intuitive Surgical, Inc.(f)	1,335	566,894
Johnson & Johnson	9,360	2,109,089
Labcorp Holdings, Inc.	573	149,014
McKesson Corp.	524	389,039
Merck & Co., Inc.	6,730	798,986
Moderna, Inc.(f)	2,110	99,571
Pfizer, Inc.	24,686	646,279
Quest Diagnostics, Inc.	711	138,574
Regeneron Pharmaceuticals, Inc.	328	201,648
ResMed, Inc.	547	104,242
STERIS PLC	559	118,916
Stryker Corp.	1,438	438,719
The Cigna Group	448	124,275
Thermo Fisher Scientific, Inc.	1,811	891,936
UnitedHealth Group, Inc.	3,040	1,156,142
Vertex Pharmaceuticals, Inc.(f)	894	400,101
Viatris, Inc.	2,385	38,780
Waters Corp.(f)	76	29,151
		17,874,105
Industrial — 1.1%
Caterpillar, Inc.	1,778	1,557,297
Deere & Co.	1,194	647,363
Dover Corp.	998	210,937
GE Vernova, Inc.	1,111	1,075,804
Huntington Ingalls Industries, Inc.	137	42,219
Ingersoll Rand, Inc.	2,380	170,503
Otis Worldwide Corp.	411	29,115
Parker-Hannifin Corp.	660	557,456
Snap-on, Inc.	691	256,506
Teledyne Technologies, Inc.(f)	187	115,908
Textron, Inc.	1,495	137,181
Westinghouse Air Brake Technologies Corp.	855	223,292
		5,023,581
Information Technology — 3.8%
Adobe, Inc.(f)	1,090	282,539
Akamai Technologies, Inc.(f)	626	93,612
Autodesk, Inc.(f)	800	185,048
Cadence Design Systems, Inc.(f)	1,956	733,363
Datadog, Inc., Cl. A(f)	543	134,311
Electronic Arts, Inc.	414	83,512
Fair Isaac Corp.(f)	24	30,014
Intuit, Inc.	1,192	395,184
Microsoft Corp.	25,910	11,665,719
MSCI, Inc.	369	232,979
Oracle Corp.	5,928	1,338,424

Description	Shares	Value ($)
Equity Securities - Common Stocks — 46.4% (continued)
Information Technology — 3.8% (continued)
Palantir Technologies, Inc., Cl. A(f)	7,315	1,145,090
Paychex, Inc.	1,685	163,411
Salesforce, Inc.	3,083	589,161
ServiceNow, Inc.(f)	3,667	456,065
Synopsys, Inc.(f)	446	212,127
Take-Two Interactive Software, Inc.(f)	443	99,303
Veeva Systems, Inc., Cl. A(f)	48	8,368
		17,848,230
Insurance — 1.4%
Aflac, Inc.	3,275	368,176
American International Group, Inc.	4,230	313,993
Aon PLC, Cl. A	550	173,833
Berkshire Hathaway, Inc., Cl. B(f)	6,394	3,033,825
Chubb Ltd.	913	284,609
Cincinnati Financial Corp.	1,075	169,227
Globe Life, Inc.	29	4,444
Marsh & McLennan Cos., Inc.	1,500	239,955
MetLife, Inc.	1,465	121,141
Prudential Financial, Inc.	1,765	177,630
The Allstate Corp.	1,589	327,477
The Progressive Corp.	3,663	697,435
The Travelers Companies, Inc.	1,223	356,981
Willis Towers Watson PLC	582	145,308
		6,414,034
Internet Software & Services — 6.6%
Alphabet, Inc., Cl. A	18,882	7,181,580
Alphabet, Inc., Cl. C	17,242	6,490,406
Amazon.com, Inc.(f)	32,528	8,803,378
AppLovin Corp., Cl. A(f)	811	497,216
Booking Holdings, Inc.	3,350	560,891
eBay, Inc.	2,567	280,496
F5, Inc.(f)	460	176,387
Meta Platforms, Inc., Cl. A	7,463	4,720,422
Netflix, Inc.(f)	17,720	1,524,274
Palo Alto Networks, Inc.(f)	2,234	629,296
Robinhood Markets, Inc., Cl. A(f)	2,510	236,693
Uber Technologies, Inc.(f)	3,445	242,528
		31,343,567
Materials — .0%
Amcor PLC	395	15,334
Ball Corp.	2,175	118,907
		134,241
Media — .1%
EchoStar Corp., Cl. A(f)	40	5,168
Fox Corp., Cl. A	1,795	114,736
News Corp., Cl. A	5,740	149,814
The Walt Disney Company	1,768	180,035
Warner Bros Discovery, Inc.(f)	8,360	225,804
		675,557

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 46.4% (continued)
Metals & Mining — .2%
Freeport-McMoRan, Inc.	6,340	416,601
Newmont Corp.	4,460	489,753
		906,354
Real Estate — .7%
American Tower Corp.(g)	487	91,050
AvalonBay Communities, Inc.(g)	313	57,126
BXP, Inc.(g)	1,990	119,420
CBRE Group, Inc., Cl. A(f)	1,730	216,319
Digital Realty Trust, Inc.(g)	1,366	259,540
Equinix, Inc.(g)	321	342,841
Essex Property Trust, Inc.(g)	460	125,414
Extra Space Storage, Inc.(g)	752	108,521
Federal Realty Investment Trust(g)	1,140	136,378
Healthpeak Properties, Inc.(g)	7,590	145,349
Iron Mountain, Inc.(g)	2,770	355,252
Prologis, Inc.(g)	955	137,014
Public Storage(g)	1,155	350,762
Regency Centers Corp.(g)	1,970	152,380
SBA Communications Corp.(g)	21	4,266
Simon Property Group, Inc.(g)	1,964	402,443
VICI Properties, Inc.(g)	1,095	30,901
Welltower, Inc.(g)	2,125	436,326
		3,471,302
Retailing — 1.8%
AutoZone, Inc.(f)	111	325,806
Best Buy Co., Inc.	1,925	150,054
Chipotle Mexican Grill, Inc.(f)	5,600	178,416
Costco Wholesale Corp.	1,552	1,484,209
Darden Restaurants, Inc.	1,026	209,212
Dollar General Corp.	1,395	154,301
Domino’s Pizza, Inc.	131	40,686
Genuine Parts Co.	212	20,924
Lowe’s Companies, Inc.	2,480	531,613
McDonald’s Corp.	1,872	522,662
O’Reilly Automotive, Inc.(f)	4,440	385,747
Starbucks Corp.	2,563	254,147
Target Corp.	773	98,225
The Home Depot, Inc.	3,263	1,034,828
The TJX Companies, Inc.	3,967	613,893
Tractor Supply Co.	4,200	132,426
Ulta Beauty, Inc.(f)	169	85,996
Walmart, Inc.	18,327	2,121,350
Yum! Brands, Inc.	693	102,529
		8,447,024
Semiconductors & Semiconductor Equipment — 8.5%
Advanced Micro Devices, Inc.(f)	5,484	2,830,292
Analog Devices, Inc.	2,120	877,362
Applied Materials, Inc.	3,365	1,514,452
Broadcom, Inc.	15,982	7,140,278
Intel Corp.(f)	14,888	1,707,356
KLA Corp.	604	1,160,713

Description	Shares	Value ($)
Equity Securities - Common Stocks — 46.4% (continued)
Semiconductors & Semiconductor Equipment — 8.5% (continued)
Lam Research Corp.	4,604	1,464,901
Microchip Technology, Inc.	1,186	112,255
Micron Technology, Inc.	3,732	3,623,772
Monolithic Power Systems, Inc.	122	191,078
NVIDIA Corp.	83,720	17,676,641
NXP Semiconductors NV	298	95,762
ON Semiconductor Corp.(f)	1,255	151,378
QUALCOMM, Inc.	3,665	919,988
Skyworks Solutions, Inc.	20	1,557
Texas Instruments, Inc.	2,554	780,707
		40,248,492
Technology Hardware & Equipment — 4.6%
Accenture PLC, Cl. A	3,162	591,515
Apple, Inc.	51,070	15,936,904
Crowdstrike Holdings, Inc., Cl. A(f)	529	386,699
Dell Technologies, Inc., Cl. C	1,020	429,328
EPAM Systems, Inc.(f)	883	90,472
Fortinet, Inc.(f)	4,585	632,592
Hewlett Packard Enterprise Co.	4,340	186,794
International Business Machines Corp.	2,935	874,043
Leidos Holdings, Inc.	1,450	185,310
Lumentum Holdings, Inc.(f)	300	256,488
NetApp, Inc.	492	85,751
Sandisk Corp.(f)	511	866,135
Seagate Technology Holdings PLC	726	638,735
Super Micro Computer, Inc.(f)	3,001	138,316
Western Digital Corp.	1,165	618,860
		21,917,942
Telecommunication Services — .9%
Arista Networks, Inc.(f)	4,750	757,483
AT&T, Inc.	15,995	396,676
Ciena Corp.(f)	80	46,418
Cisco Systems, Inc.	9,670	1,164,461
Corning, Inc.	3,035	549,821
Motorola Solutions, Inc.	343	138,325
T-Mobile US, Inc.	2,481	465,262
Verizon Communications, Inc.	13,198	630,996
		4,149,442
Transportation — .4%
C.H. Robinson Worldwide, Inc.	859	153,460
CSX Corp.	3,563	161,262
Expeditors International of Washington, Inc.	778	122,916
FedEx Corp.	873	359,458
Norfolk Southern Corp.	1,441	439,447
Union Pacific Corp.	3,079	808,669
		2,045,212
Utilities — .9%
American Electric Power Co., Inc.	580	73,469
CenterPoint Energy, Inc.	5,215	220,386
Consolidated Edison, Inc.	3,385	357,558
Constellation Energy Corp.	1,678	482,844

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 46.4% (continued)
Utilities — .9% (continued)
Dominion Energy, Inc.	5,420	362,815
DTE Energy Co.	1,045	149,299
Duke Energy Corp.	570	69,956
Edison International	1,910	133,585
Entergy Corp.	392	42,748
Evergy, Inc.	5,005	410,610
Exelon Corp.	6,025	274,981
FirstEnergy Corp.	4,175	193,678
NextEra Energy, Inc.	6,747	587,056
NiSource, Inc.	3,490	161,308
NRG Energy, Inc.	105	14,078
Pinnacle West Capital Corp.	1,855	185,018
Public Service Enterprise Group, Inc.	2,960	232,804
The AES Corp.	6,450	94,622
Xcel Energy, Inc.	2,465	195,967
		4,242,782
Total Equity Securities - Common Stocks (cost $58,660,820)		219,678,934
Exchange-Traded Funds — 3.6%
Registered Investment Companies — 3.6%
BNY Mellon Ultra Short Income ETF(h)	94,560	4,710,033
BNY Mellon US Mid Cap Core Equity ETF(h)	102,950	12,406,649
Total Exchange-Traded Funds (cost $16,550,421)		17,116,682

	Coupon Rate (%)	Maturity Date	Principal Amount ($)
Foreign Governmental — .2%
Japan Finance Organization for Municipalities, Sr. Unscd. Notes(a)	1.38	2/10/2031	200,000	174,655
Mexico, Sr. Unscd. Notes	6.13	2/9/2038	300,000	294,525
Poland, Sr. Unscd. Notes, Ser. 10Y	5.38	4/14/2036	150,000	150,674
Province of British Columbia Canada, Sr. Unscd. Notes	4.20	7/6/2033	100,000	98,420
Province of Manitoba, Canada, Sr. Unscd. Notes	4.30	7/27/2033	160,000	157,622
Total Foreign Governmental (cost $877,838)				875,896

Number of Rights
Rights — .0%
Health Care Equipment & Services — .0%
ABIOMED, Inc., expiring 12/31/2049(i) (cost $0)	390	488

	Coupon Rate (%)	Maturity Date	Principal Amount ($)
U.S. Government Agencies Collateralized Municipal-Backed Securities — .0%
Government National Mortgage Association, Ser. 2012-135, Cl. AE (cost $183,721)	1.83	12/16/2052	195,059	163,571

U.S. Government Agencies Mortgage-Backed — 5.0%
Federal Home Loan Mortgage Corp.:
2.00%, 7/1/2040-2/1/2052(j)	1,092,745	927,620
2.50%, 3/1/2042-10/1/2051(j)	2,396,931	2,062,054
3.00%, 2/1/2052(j)	666,779	593,709

Description	Principal Amount ($)	Value ($)
U.S. Government Agencies Mortgage-Backed — 5.0% (continued)
3.50%, 7/1/2047(j)	196,154	181,734
5.00%, 11/1/2040-11/1/2055(j)	1,137,319	1,135,706
5.50%, 11/1/2040-11/1/2055(j)	2,985,408	3,021,599
Federal National Mortgage Association:
2.00%, 5/1/2051-4/1/2052(j)	2,964,019	2,396,260
2.50%, 1/1/2035-1/1/2052(j)	2,160,175	1,866,047
3.00%, 7/1/2052(j)	567,734	497,155
3.50%, 3/1/2048-9/1/2052(j)	583,758	533,951
4.00%, 4/1/2052-9/1/2052(j)	381,514	358,383
4.50%, 10/1/2052-8/1/2053(j)	817,752	791,602
5.00%, 3/1/2054-1/1/2056(j)	1,286,129	1,277,192
5.00%, 6/1/2041(j),(k)	200,000	201,099
5.50%, 7/1/2055-4/1/2056(j)	1,206,425	1,222,190
5.50%, 6/15/2041-6/1/2056(j),(k)	1,975,000	1,990,607
6.00%, 9/1/2054(j)	690,385	710,860
Government National Mortgage Association II:
2.00%, 10/20/2050-9/20/2051	947,294	772,066
2.50%, 5/20/2051	339,982	285,682
3.00%, 6/20/2050-12/20/2051	742,403	659,388
3.50%, 1/20/2052-9/20/2053	504,241	462,626
4.00%, 2/20/2051-2/20/2055	837,017	777,246
4.50%, 7/20/2052	243,851	236,701
6.50%, 12/20/2055	514,738	536,528
7.00%, 6/20/2055	126,539	131,553
7.50%, 7/20/2054	67,756	70,367
Total U.S. Government Agencies Mortgage-Backed (cost $24,102,311)		23,699,925

	Coupon Rate (%)	Maturity Date
U.S. Treasury Securities — 5.6%
U.S. Treasury Bonds	3.63	2/15/2053	460,000	364,945
U.S. Treasury Bonds	3.63	5/15/2053	1,050,000	832,146
U.S. Treasury Bonds	3.88	2/15/2043	654,000	577,155
U.S. Treasury Bonds(e)	4.00	11/15/2052	500,000	424,688
U.S. Treasury Bonds	4.13	8/15/2053	610,000	529,104
U.S. Treasury Bonds	4.63	11/15/2045	150,000	143,367
U.S. Treasury Bonds(e)	4.63	2/15/2046	66,000	63,045
U.S. Treasury Bonds(e)	4.63	11/15/2055	3,024,000	2,855,318
U.S. Treasury Bonds	4.75	2/15/2045	1,285,000	1,251,595
U.S. Treasury Bonds	4.75	11/15/2053	203,000	195,118
U.S. Treasury Bonds	4.75	2/15/2056	47,000	45,311
U.S. Treasury Notes	2.88	4/30/2029	465,000	450,096
U.S. Treasury Notes(e)	3.13	11/15/2028	185,000	181,109
U.S. Treasury Notes	3.25	6/30/2029	1,140,000	1,113,571
U.S. Treasury Notes(e)	3.50	2/28/2031	975,000	948,797
U.S. Treasury Notes	3.63	3/31/2030	690,000	678,531
U.S. Treasury Notes	3.63	9/30/2030	145,000	142,182
U.S. Treasury Notes	3.75	5/15/2028	1,395,000	1,388,379
U.S. Treasury Notes	3.75	5/31/2030	275,000	271,444
U.S. Treasury Notes	3.88	4/30/2030	495,000	490,988
U.S. Treasury Notes(e)	4.00	2/28/2030	207,000	206,321

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Treasury Securities — 5.6% (continued)
U.S. Treasury Notes	4.13	8/31/2030	975,000	975,019
U.S. Treasury Notes	4.13	7/31/2031	1,055,000	1,053,434
U.S. Treasury Notes	4.13	10/31/2031	175,000	174,552
U.S. Treasury Notes	4.25	2/15/2028	2,275,000	2,284,553
U.S. Treasury Notes	4.25	2/28/2029	595,000	598,091
U.S. Treasury Notes	4.25	6/30/2029	1,230,000	1,236,630
U.S. Treasury Notes	4.38	8/31/2028	850,000	856,309
U.S. Treasury Notes	4.38	11/30/2028	1,285,000	1,295,340
U.S. Treasury Notes	4.38	11/30/2030	3,460,000	3,494,735
U.S. Treasury Notes	4.50	5/31/2029	380,000	384,676
U.S. Treasury Notes	4.88	10/31/2028	910,000	927,400
Total U.S. Treasury Securities (cost $27,006,713)				26,433,949

	1-Day Yield (%)	Shares
Investment Companies — 33.0%
Registered Investment Companies — 33.0%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h)	3.68	5,027,158	5,027,158
BNY Mellon Developed Markets Real Estate Securities Fund, Cl. Y(h)		684,787	6,416,455
BNY Mellon Emerging Markets Fund, Cl. M(h)		1,720,273	25,855,706
BNY Mellon Floating Rate Income Fund, Cl. Y(h)		980,328	10,548,335
BNY Mellon High Yield Fund, Cl. I(h)		2,672,120	14,402,729
BNY Mellon International Equity Fund, Cl. Y(h)		4,002,664	71,487,587
BNY Mellon International Fund, Cl. M(h)		22,157	420,539
BNY Mellon Research Growth Fund, Inc., Cl. Y(h)		252,989	5,469,615
BNY Mellon Small Cap Multi-Strategy Fund, Cl. M(h)		918,086	16,415,372
Total Investment Companies (cost $141,973,463)			156,043,496
Investment of Cash Collateral for Securities Loaned — .1%
Registered Investment Companies — .1%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $281,810)	3.68	281,810	281,810
Total Investments (cost $301,430,095)		100.6%	475,662,150
Liabilities, Less Cash and Receivables		(.6%)	(2,791,961)
Net Assets		100.0%	472,870,189

ETF—Exchange-Traded Fund
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, these securities amounted to $5,233,195 or 1.1% of net assets.

(b)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(c)	Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of May 31, 2026.
(d)	Security is a perpetual security with no specified maturity date. Maturity date shown is next reset date of the security.
(e)
Security, or portion thereof, on loan. At May 31, 2026, the value of the fund’s securities on loan was $6,783,350 and the value of the collateral was
$6,963,780, consisting of cash collateral of $281,810 and U.S. Government & Agency securities valued at $6,681,970.  In addition, the value of collateral may include pending sales that are also on loan.

(f)	Non-income producing security.
(g)	Investment in real estate investment trust within the United States.
(h)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(i)	The fund held Level 3 securities at May 31, 2026. These securities were valued at $488 or .0% of net assets.
(j)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(k)	Purchased on a forward commitment basis.

TBA Sale Commitments
Description	Principal Amount ($)	Value ($)
U.S. Government Agencies Mortgage-Backed — (.2%)
Federal National Mortgage Association:
2.50%, 6/1/2041-6/1/2056(a),(b)	(400,000)	(366,348)
4.50%, 6/1/2056(a),(b)	(50,000)	(48,007)
5.00%, 6/1/2056(a),(b)	(625,000)	(614,984)
Total Sale Commitments (Proceeds $1,032,568)		(1,029,339)

(a)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(b)	Sold on a delayed delivery basis.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
2 Year U.S. Treasury Note	8	9/30/2026	1,650,522	1,652,500	1,978
5 Year U.S. Treasury Note	53	9/30/2026	5,663,582	5,682,180	18,598
10 Year U.S. Treasury Note	8	9/21/2026	873,608	878,625	5,018
Ultra U.S. Treasury Bond	3	9/21/2026	340,707	343,219	2,512
Futures Short
Ultra U.S. Treasury Bond	7	9/21/2026	777,384	784,548	(7,164)
Gross Unrealized Appreciation					28,106
Gross Unrealized Depreciation					(7,164)
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Asset Allocation Fund
May 31, 2026 (Unaudited)
The following is a summary of the inputs used as of May 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	1,278,088	—	1,278,088
Collateralized Loan Obligations	—	364,634	—	364,634
Commercial Mortgage-Backed	—	1,018,787	—	1,018,787
Corporate Bonds and Notes	—	28,705,890	—	28,705,890
Equity Securities - Common Stocks	219,678,934	—	—	219,678,934
Exchange-Traded Funds	17,116,682	—	—	17,116,682
Foreign Governmental	—	875,896	—	875,896
Rights	—	—	488	488
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	163,571	—	163,571
U.S. Government Agencies Mortgage-Backed	—	23,699,925	—	23,699,925
U.S. Treasury Securities	—	26,433,949	—	26,433,949
Investment Companies	156,325,306	—	—	156,325,306
	393,120,922	82,540,740	488	475,662,150
Other Financial Instruments:
Futures††	28,106	—	—	28,106
	28,106	—	—	28,106
Liabilities ($)
Investments in Securities:†
U.S. Government Agencies Mortgage-Backed	—	(1,029,339)	—	(1,029,339)
Other Financial Instruments:
Futures††	(7,164)	—	—	(7,164)
	(7,164)	(1,029,339)	—	(1,036,503)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Trust’s Board of Trustees (the “Board”). Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Equity investments, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
TBA Securities: During the period ended May 31, 2026, the fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Schedule of Investments.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including , as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at May 31, 2026 are set forth in the fund’s Schedule of Investments.
At May 31, 2026, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $174,256,226, consisting of $179,487,609 gross unrealized appreciation and $5,231,383 gross unrealized depreciation.
At May 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.